Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025
Fidelity Advisor Multi-Asset Income Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Sep. 09, 2015
Annual Return 2016	10.55%
Annual Return 2017	5.94%
Annual Return 2018	(3.25%)
Annual Return 2019	22.84%
Annual Return 2020	16.26%
Annual Return 2021	17.40%
Annual Return 2022	(13.08%)
Annual Return 2023	11.43%
Annual Return 2024	9.65%
Fidelity Advisor Multi-Asset Income Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Sep. 09, 2015
Fidelity Advisor Multi-Asset Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018